Taxes (Details 8) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Taxes
Enrollment to the program	$ 3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Indexation to the Selic interest rate	47
Down payment and monthly installments	(2,154)
Translation adjustment	(34)
Balance at December 31, 2024